Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Finite-Lived Intangible Assets	The estimated useful lives of the Company’s intangible assets are as follows:

Patents and licenses	3 – 11 years
Internal-use software	3 – 5 years
Developed technology	1 – 8 years
Customer relationships	1 – 6 years
Information related to intangible assets is as follows:

	As of March 31,
	Gross Carrying Amount		Accumulated Amortization		Net Carrying Value		Weighted Average Remaining Life
(in millions except for years)	2026	2025	2026	2025	2026	2025	2026	2025
Patents & licenses	$45	$146	$23	$117	$22	$29	4.3	5.0
Developed technology	104	139	104	139	—	—	—	—
Internal-use software	450	356	255	234	195	122	2.9	2.1
Intangible assets subject to amortization	599	641	382	490	217	151
Intangible assets under development	13	—	—	—	13	—	—	—
Total intangible assets	$612	$641	$382	$490	$230	$151
Information regarding amortization expense for intangible assets is as follows:

	Fiscal Years Ended March 31,
(in millions)	2026	2025	2024
Cost of sales	$2	$2	$6
Research and development	79	64	57
Selling, general and administrative	18	21	23
Total amortization expense	$99	$87	$86

Schedule of Property and Equipment Useful Lives
Estimated useful lives of the Company’s property and equipment are as follows:

Leasehold improvements	Shorter of 5 – 10 years or the remaining lease term
Equipment	3 – 7 years
Fixtures and vehicles	3 – 5 years
Information regarding property and equipment, net is as follows:

	As of
(in millions)	March 31, 2026	March 31, 2025
Leasehold improvements	$218	$167
Equipment	914	545
Fixtures and vehicles	63	47
Construction in progress	129	41
Total property and equipment, gross	1,324	800
Less: Accumulated depreciation	(552)	(446)
Total property and equipment, net	$772	$354